Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events
2 6 .	Subsequent events
On February 22, 2024, the board of directors of the Company adopted an annual cash dividend policy, under which the Company may choose to declare and distribute a cash dividend each year in accordance with the memorandum and articles of association of the Company and the applicable laws and regulations. Under the policy, the board of directors of the Company reserves the discretion relating to the determination to make dividend distributions and the amount of such distributions in any particular year, depending on the Company’s operations and earnings, cash flow, financial condition, and other relevant factors.
Accordingly, on the same day, for the fiscal year of 2023, the board of directors of the Company declared a dividend of US$2.15 per ordinary share, or US$0.43 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on March 15, 2024. The cash dividends amounted to
US$233.3
million were paid in April 2024.